Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 are as follows:

	2014
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets:
Cash and cash equivalents	$43,923	$43,923	$–	$–	$43,923
Securities available-for-sale	100,108	1,128	98,980	–	100,108
Securities held-to-maturity	38,316	–	38,950	–	38,950
Restricted stock	4,614	4,614	–	–	4,614
Loans held for sale	75	75	–	–	75
Net loans	406,522	–	–	411,168	411,168
Bank-owned life insurance	9,815	9,815	–	–	9,815
Accrued interest receivable	1,329	1,329	–	–	1,329
Mortgage servicing rights	222	–	–	222	222
Financial liabilities:
Deposits	$500,075	$372,312	$–	$128,445	$500,757
Short-term borrowings	46,627	46,627	–	–	46,627
Other borrowings	14,953	–	–	15,348	15,348
Accrued interest payable	84	84	–	–	84

	2013
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets:
Cash and cash equivalents	$42,599	$42,599	$–	$–	$42,599
Securities available-for-sale	101,722	1,125	100,597	–	101,722
Securities held-to-maturity	44,350	–	42,643	–	42,643
Restricted stock	5,463	5,463	–	–	5,463
Net loans	374,040	–	–	375,055	375,055
Bank-owned life insurance	9,551	9,551	–	–	9,551
Accrued interest receivable	1,374	1,374	–	–	1,374
Mortgage servicing rights	225	–	–	225	225
Financial liabilities:
Deposits	$480,933	$346,589	$–	$135,106	$481,695
Short-term borrowings	48,671	48,671	–	–	48,671
Other borrowings	12,459	–	–	12,559	12,559
Accrued interest payable	96	96	–	–	96